Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Statement of Financial Position [Abstract]
Accounts receivable, less allowance for doubtful accounts of $1,006 and $1,173, respectively	$ 958	$ 1,006	$ 1,173
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (shares)	63,088,752	62,458,367	62,453,437
Common stock, shares outstanding (shares)	63,088,752	62,458,367	62,453,437
Treasury stock (shares)	260,900	260,900	260,900